Related Party Transactions - Consulting Agreements (Details) - FREYR AS	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MWh	Mar. 31, 2021 NOK (kr)	Dec. 31, 2020 NOK (kr)
Related Party Transaction [Line Items]
Unpaid amounts	$ 481,000		$ 322,000	$ 75,000
Consulting agreement with EDGE
Related Party Transaction [Line Items]
Monthly cash retainer	$ 40,000		$ 40,000
Percentage eligible on targeted management bonus pool in case of non-payment of annual cash bonus	30.00%		30.00%			30.00%	30.00%
Amount of percentage eligible on targeted management bonus pool in case of non-payment of annual cash bonus	$ 2,000,000		$ 2,000,000			kr 25,000,000	kr 25,000,000
Expenses incurred in relation to the consulting services	130,000	$ 127,000	568,000	473,000
Unpaid amounts	$ 6,000	42,000	$ 42,000	51,000
Consulting agreement with EDGE | Maximum
Related Party Transaction [Line Items]
Percentage of discretionary annual cash bonus	30.00%		30.00%			30.00%	30.00%
Consulting agreement related to the development of onshore wind park in the Rana and Nesna municipalities
Related Party Transaction [Line Items]
Unpaid amounts			$ 0	21,000
Onshore Wind park | MWh					600
Consulting agreement with Metier OEC
Related Party Transaction [Line Items]
Expenses incurred in relation to the consulting services	$ 1,168,000	77,000	917,000	0
Unpaid amounts	$ 475,000	$ 280,000	$ 280,000	$ 0